Note 3 - Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expense [abstract]
Disclosure of detailed information about selling, general and administrative expenses [text block]
	Year ended December 31,
	2022	2021	2020
Services and fees	148,331	115,303	115,883
Labor cost (*)	518,500	426,414	444,436
Depreciation of property, plant and equipment	21,883	22,924	26,814
Amortization of intangible assets	59,018	63,874	82,355
Depreciation of right-of-use assets	15,975	15,525	17,664
Commissions, freight and other selling expenses	641,812	415,895	310,815
Provisions for contingencies	20,606	24,998	11,957
Allowances for doubtful accounts	(223)	(4,297)	4,644
Taxes	121,410	78,800	63,234
Other	87,263	47,133	41,425
	1,634,575	1,206,569	1,119,227

(*)For the year ended December 2022, 2021 and 2020, labor cost includes approximately $11.2 million, $15.8 million and $61.2 million respectively of severance indemnities related to the adjustment of the workforce to market conditions.